Stock options and other stock-based plans (Details 4) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Outstanding	1,337	4,219
Exercisable	1,337	4,137
Exercised	2,667	2,398
Share units [Member]
Outstanding	24,960	28,823
Exercisable	4,670	6,912
Exercised	18,041	15,135